Note 9 - Leases - Maturity Schedule of Operating Lease Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2023		Dec. 31, 2022
2023 (nine months)	$ 4,789
2023	5,171		$ 6,104
2024	3,590		4,360
2025	2,499		2,817
2026	1,709		2,159
Thereafter	1,999
Total future lease payments	19,757		18,700
Less: Present value adjustment	(2,186)		(1,960)
Long-term Operating Lease Liabilities [Member]
Present value of future lease payments (1)	$ 17,571	[1]	$ 16,740	[2]

[1]	Includes the current portion of operating lease liabilities of $5.8 million, which is reflected in accrued expenses and other liabilities in the condensed consolidated balance sheets.
[2]	Includes the current portion of operating lease liabilities of $5.4 million, which is reflected in accrued expenses and other liabilities in the consolidated balance sheets.